Personnel expenses - Pension (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset)
Service cost	kr (7)	kr (5)	kr (6)
Regulation of pension obligations	0	0	0
Interest cost, net	(1)	(1)	(2)
Pension cost for defined benefit pensions, incl. payroll tax	(8)	(6)	(8)
Pension cost for defined contribution pension cost incl. payroll tax	(58)	(58)	(52)
Pension cost recognized in personnel costs	(66)	(64)	(60)
Revaluation of defined benefit plans	24	1	(4)
Provision for pensions	57	82	83	kr 80
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset)
Revaluation of defined benefit plans	23	(2)	(16)
Provision for pensions	258	277	272	253
Plan assets
Disclosure of net defined benefit liability (asset)
Revaluation of defined benefit plans	1	3	12
Provision for pensions	kr (201)	kr (195)	kr (189)	kr (173)